Earnings per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings per Share

13. Earnings per Share

Basic earnings per share (“EPS”) is computed by dividing net income attributable to Royalty Pharma plc by the weighted average number of Class A shares outstanding during the period. Diluted EPS is computed by dividing net income attributable to Royalty Pharma plc, including the impact of potentially dilutive securities, by the weighted average number of Class A ordinary shares outstanding during the period, including the number of Class A ordinary shares that would have been outstanding if the potentially dilutive securities had been issued. Potentially dilutive securities include the outstanding Class B ordinary shares and unvested RSUs issued under our 2020 Independent Director Equity Incentive Plan. We use the “if-converted” method to determine the potentially dilutive effect of our Class B ordinary shares, and the treasury stock method to determine the potentially dilutive effect of the unvested RSUs.

Prior to the IPO, our capital structure included unitholder interests and shareholder interests. We analyzed the calculation of earnings per interest unit for periods prior to the IPO and determined that the resultant values would not be meaningful to the users of these unaudited condensed consolidated financial statements. Therefore, earnings per share information has not been presented for the three and six months ended June 30, 2019.

Our Class B ordinary shares. Class R redeemable shares and deferred shares do not share in the earnings or losses attributable to Royalty Pharma plc and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B ordinary shares, Class R redeemable shares and deferred shares under the two-class method has not been presented. Our Class B ordinary shares are, however, considered potentially dilutive shares of Class A ordinary shares because shares of Class B ordinary shares, together with the related RP Holdings Class B Interests, are exchangeable into shares of Class A ordinary shares on a one-for-one basis. Class B ordinary shares was evaluated under the if-converted method for potential dilutive effects and were determined to be anti-dilutive.

The basic and diluted earnings per share period for the three and six months ended June 30, 2020, represents only the period from June 16, 2020 to June 30, 2020, which represents the period wherein we had outstanding Class A ordinary shares. We have 607.1 million fully diluted Class A share outstanding as of June 30, 2020. The following table sets forth reconciliations used to compute basic and diluted earnings per share of Class A ordinary shares.

(in thousands, except per share amounts)	Three months ended June 30, 2020	Six months ended June 30, 2020
Basic net income per share:
Numerator
Consolidated net income	$601,976	$711,072
Less: net income attributable to Continuing Investors Partnerships prior to the offering (1)	408,602	479,842
Less: net income attributable to non-controlling interest—Class B subsequent to the offering	31,560	31,560
Less: net income attributable to non-controlling interest—Legacy Investors Partnerships and RPSFT	128,342	166,198

Net income attributable to Royalty Pharma plc	$33,472	$33,472
Denominator
Weighted-average shares of Class A ordinary outstanding—basic	353,979	353,979

Earnings per share of Class A common stock—basic	$0.09	$0.09

Diluted net income per share:
Numerator
Net income attributable to Royalty Pharma plc	$33,472	$33,472
Denominator
Weighted-average shares of Class A ordinary outstanding—basic	353,979	353,979
Dilutive effect of unvested restricted units	1	1

Weighted-average shares of Class A ordinary shares outstanding—diluted	353,980	353,980

Earnings per share of Class A ordinary shares—diluted	$0.09	$0.09

(1)	Reflected as net income attributable to controlling interest on the unaudited condensed consolidated statement of comprehensive income